FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FINANCIAL ASSETS	The following is an analysis of financial assets:
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Unlisted financial assets	700	8,523